Cover	Mar. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2022
Entity File Number	000-55519
Entity Registrant Name	BIGtoken, Inc.
Entity Central Index Key	0001518720
Entity Tax Identification Number	45-1443512
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	445 W. New England Avenue
Entity Address, City or Town	Winter Park
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32789
City Area Code	(714)
Local Phone Number	312-6844
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false